Share Capital and Warrant Reserve (Details Narrative)														1 Months Ended			12 Months Ended
	Jun. 26, 2021 USD ($) shares	Jun. 25, 2021 shares	Jun. 14, 2021 USD ($) $ / shares shares	Jun. 07, 2021 $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Feb. 26, 2021 USD ($) $ / shares shares	Aug. 18, 2020 USD ($) $ / shares shares	Oct. 15, 2019 USD ($) $ / shares shares	Sep. 09, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CAD ($)	Apr. 02, 2019 USD ($) $ / shares	Sep. 28, 2018 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019	Sep. 28, 2018 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 USD ($) Integer $ / shares shares	Jul. 31, 2018 shares	May 01, 2021 USD ($) $ / shares	Apr. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Reverse stock split															1-for-300
Number of shares issued for conversion of debt			$ 17,490										$ 3,333				$ 43,980
Number of Warrants Issued Upon Conversion of Borrowings | shares													3,333
Warrants exercise price | $ / shares																$ 34.19
Fair value of warrants			$ 74,777			$ 13,615,779							$ 27,790			$ 27,790	199,458					$ 278,651	$ 6,899,999
Proceeds from exercise of warrant													$ 113,960
Proceeds from issue of ordinary shares						$ 3,900,000											26,927,142
Proceeds from issuance										2,420,286	$ 2,973,324						24,695,195	1,151,601	$ 1,414,744
Loss on extinguishment of debt																	$ (201,138)
Over-allotment option period						45 days
Maximum number of additional shares to purchase | shares						882,352
Costs incurred						$ 3,433,158
Purchase price of warrants | $ / shares			$ 4.46
Issuance of shares under exercise of warrants | shares			17,490
Warrants [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds from public offering						$ 26,000,000
Number of shares issued on underwritten public offering | shares						4,852,353
Underwritten public offering, price per share | $ / shares						$ 4.25
Exercise price of warrants | $ / shares						$ 0.01
Pre-Funded Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued on underwritten public offering | shares						1,030,000
Underwritten public offering, price per share | $ / shares						$ 4.24
Exercise price of warrants | $ / shares						$ 5.3125
Public Offering Warrant [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants						$ 15,248,130
Number of shares issued on underwritten public offering | shares						294,118
Exercise price of warrants | $ / shares						$ 5.3125
Additional warrants to cover over-allotments | shares						882,352
Costs incurred						$ 1,820,114
Private Placement Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for conversion of debt	$ 800,000
Fair value of warrants					$ 11,084,060
Costs incurred					$ 3,489,558
Purchase price of warrants | $ / shares					$ 5.2599
Ordinary shares [member] | Sichenzia Ross Ference L L P [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							50,000
Issued, price per share | $ / shares							$ 6.59
Loss on extinguishment of debt							$ 25,235
Underwriter [Member] | Public Offering Warrant [Member]
IfrsStatementLineItems [Line Items]
Additional warrants to cover over-allotments | shares						44,118
April Two Thousand Ninteen Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for conversion of debt												$ 99,117
Issue price per share | $ / shares												$ 24.42
Proceeds from issue of ordinary shares												$ 2,420,449
Net proceeds from issue of ordinary shares												2,324,771
Costs incurred						$ 1,613,043
April Two Thousand Ninteen Private Placement [Member] | Mr Jamieson Bondarenko [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares												$ 407,000
Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								27,069	40,300
Issued, price per share | $ / shares								$ 17.09	$ 17.09
Proceeds from issuance								$ 462,714	$ 688,889
Securities Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds from public offering					$ 27,200,000
Number of common shares issued under private placement | shares					4,370,343
Number of pre-funded warrants to purchase common stock | shares					800,000
Number of warrants to puchase common stock | shares					5,170,343
Purchase price of warrants | $ / shares					$ 5.26
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | $ / shares				$ 6.19
Number of warrants to puchase common stock | shares	50,000	750,000		258,517
Exercise Of Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for conversion of debt														$ 2,545,083
Fair value of warrants														$ 2,521,208
Purchase price of warrants | $ / shares														$ 5.3125
Issuance of shares under exercise of warrants | shares														2,545,083
Warrants [Member] | Option pricing model [member] | Share Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						3.4											6.42					0.0451
Warrants [Member] | Option pricing model [member] | Exercise Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						5.31											29.30					29.30
Warrants [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						100											100					100
Warrants [Member] | Option pricing model [member] | Dividend Yield Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						0											0					0
Warrants [Member] | Option pricing model [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						0.88											0.81					0.93
Private Placement Warrant [Member] | Option pricing model [member] | Share Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				5.15
Private Placement Warrant [Member] | Option pricing model [member] | Exercise Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						6.19
Private Placement Warrant [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments						5.5
Private Placement Warrant [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																	100
Private Placement Warrant [Member] | Option pricing model [member] | Dividend Yield Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																	0
Private Placement Warrant [Member] | Option pricing model [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																						0.78
Unsecured Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for conversion of debt																				$ 22,488
Issue price per share | $ / shares																				$ 24.42
Number of Warrants Issued Upon Conversion of Borrowings | shares																				22,488	3,561
Warrants exercise price | $ / shares																				$ 34.19
Fair value of warrants																				$ 216,952
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Share Price Measurement Input [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				25.64
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Share Price Measurement Input [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				32.97
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Exercise Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				34.19
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments | Integer																				36
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				100.07
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				70.6
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Dividend Yield Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				0
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Interest rate, measurement input [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				1.06
Unsecured Convertible Note [Member] | Warrants [Member] | Option pricing model [member] | Interest rate, measurement input [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, entity's own equity instruments																				2.03